CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS - OPERATING ACTIVITIES
Comprehensive loss for the period	$ (11,640)	$ (10,986)
Adjustments required to reflect net cash used in operating activities (see appendix below)	573	(2,054)
Net cash used in operating activities	(11,067)	(13,040)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(27,510)	(15,000)
Maturities of short-term deposits	24,441	24,385
Proceeds from realization of long-term investment		1,500
Purchase of property and equipment	(53)	(76)
Purchase of intangible assets		(37)
Net cash provided by (used in) investing activities	(3,122)	10,772
CASH FLOWS - FINANCING ACTIVITIES
Issuances of share capital and warrants, net of issuance cost	15,879	2,847
Employee stock options exercised	1
Repayments of loans	(47)	(47)
Repayments of lease liabilities	(110)
Net cash provided by financing activities	15,723	2,800
INCREASE IN CASH AND CASH EQUIVALENTS	1,534	532
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	3,404	5,110
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	34	147
CASH AND CASH EQUIVALENTS - END OF PERIOD	4,972	5,789
Income and expenses not involving cash flows:
Depreciation and amortization	439	288
Long-term prepaid expenses	(4)	(2)
Exchange differences on cash and cash equivalents	(34)	(147)
Gain on adjustment of warrants to fair value	(1,354)	(625)
Gain on realization of long-term investment		(500)
Share-based compensation	773	1,444
Warrant issuance costs	417
Interest and exchange rate differences on short-term deposits	(440)	(351)
Interest on loans	292	(1)
Total income and expense not involving cash flows	89	106
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other receivables	848	(776)
Decrease in accounts payable and accruals	(364)	(1,384)
Total Change in operating asset and liability	484	(2,160)
Total Adjustments required to reflect net cash used in operating acivities	573	(2,054)
Supplemental information on interest received in cash	442	377
Supplemental information on interest paid in cash	477	167
Supplemental information on non-cash transaction:
Initial establishment of right-of-use assets against lease liabilities	$ 1,878